RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

23. RELATED PARTY TRANSACTIONS

As of December 31, 2025, the Company has no outstanding related party payables (December 31, 2024 - nil). During the year ended December 31, 2025, the Company had no transactions with related parties other than as disclosed below in the key management compensation section. During the year ended December 31, 2024, the Company was charged $0.3 for legal services by a legal firm whose partner was the Company's corporate secretary at the time.

Key management personnel

The key management of the Company comprises executive and non-executive directors, and executive officers.  Compensation was as follows:

	December 31,	December 31,
	2025	2024

Executive management cash compensation	$2.7	$2.6
Executive management share based payments	2.6	2.3
Non-executive directors' fees	0.5	0.4
Non-executive directors' deferred share units	0.5	0.5
Revaluation on cash settled DSU's	5.3	1.8
	$11.6	$7.6

The existing non-executive directors' deferred share units are comprised of both equity and cash settled deferred share units.  The recognized expense or recovery includes the fair value of new issuances of equity settled deferred share units during the period and the change in fair value of all outstanding cash-settled deferred share units during the period. During the year ended December 31, 2025, the Company granted 136,969 deferred share units (December 31, 2024 - 234,763) with a fair value of $0.6 (December 31, 2024 - $0.5) at the date of grant. At December 31, 2025, there were 942,628 cash settled deferred share units and 598,437 equity-settled deferred share units outstanding with a fair value of $8.9 and $2.0 respectively (December 31, 2024 - 1,044,204 and 564,841 respectively, with a fair value of $5.5).

The amount disclosed for share-based payments is the expense for the year calculated in accordance with IFRS 2 Share-based payments for stock options, performance share units and deferred share units (Notes 11 (c), (d) and (e)). The fair values of these share-based payments are recognized as an expense over the vesting period of the award. Therefore, the compensation expense in the current year comprises the vested portion of current year awards and those of preceding years that vested within the current year.